CONTRACT ASSETS AND CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CONTRACT ASSETS AND CONTRACT LIABILITIES
Contract assets	¥ 141,418	¥ 236,499	¥ 436,021
Significant changes in the contract assets balances
Beginning Balance	236,499	436,021
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(236,499)	(436,021)
Contract assets recognized, net of reclassification to receivables	141,418	236,499
Net change in contract assets	(95,081)	(199,522)	178,305
Ending Balance	141,418	236,499	436,021
Contract liabilities	337,483	130,259	260,530
Significant changes in the contract liabilities balances
Beginning Balance	130,259	260,530
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(119,255)	(257,990)
Cash received in advance and not recognized as revenue	326,479	127,719
Net change in contract liabilities	207,224	(130,271)	4,552
Ending Balance	¥ 337,483	¥ 130,259	¥ 260,530